Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 1,997	₨ 2,160
Employer contributions	496	25
Interest on plan assets	111	132
Re-measurements due to:
Return on plan assets excluding interest on plan assets	43	(1)
Benefits paid	(293)	(345)
Assets (transferred)/acquired	(4)	26
Plan assets at the end of the year	₨ 2,350	₨ 1,997